ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
18	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31, 2011	December 31, 2010

Accrued utility expenses and other liabilities	$195,266	$358,824
Accrued salaries and welfare	1,167,962	676,800
Value added tax and other taxes payable	4,409,132	4,434,815
Other payables
- IPO commission payable (a)	-	4,033,848
- Professional and consultancy fees (b)	390,620	5,080,282
- Deposits received (c)	650,973	650,181
- Advances from third parties (d)	4,227,083	4,069,431
- Others	1,331,547	1,158,074

	$12,372,583	$20,462,255

(a)	The amount represented the offering commission due to CCB International Asset Management Limited.

(b)	Included the unpaid professional and consultancy fees in course of ShiFang’s initial public offering.

(c)	Deposits from customers to guarantee advertising volume. Such deposits are interest free and refundable upon termination of the advertising contracts. Deposits will be retained only if the desired volume is not reached at the termination of the contract. Contract period is usually one year or less.

(d)	Advances from unrelated third parties were used to fund daily operations and were due within one year.